Consolidated statements of comprehensive income / (loss) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income / (loss)	SFr 79.6	SFr 57.7	SFr (170.2)
Net actuarial result from defined benefit plans	(3.4)	4.4	0.9
Taxes on net actuarial result from defined benefit plans	0.7	(0.9)	(0.2)
Items that will not be reclassified to income statement	(2.7)	3.5	0.7
Exchange differences	(7.0)	(0.1)	(1.0)
Items that will be reclassified to income statement when specific conditions are met	(7.0)	(0.1)	(1.0)
Other comprehensive income / (loss), net of tax	(9.7)	3.4	(0.3)
Total comprehensive income / (loss)	SFr 69.8	SFr 61.1	SFr (170.5)